Operating expenses - Narrative (Details) € in Thousands	12 Months Ended
	Mar. 31, 2024 EUR (€) employee	Mar. 31, 2023 EUR (€) employee	Mar. 31, 2022 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees | employee	1,897	1,617
Income from government grants	€ 400	€ 2,000	€ 9,000
Increase (decrease) of credit loss expense	2,300
Increase (decrease) of solution costs	€ 1,800
ZigZag
Disclosure of attribution of expenses by nature to their function [line items]
Earn-out provision released			€ 9,600